Cover	Apr. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 12, 2024
Entity Registrant Name	Solventum Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41968
Entity Tax Identification Number	92-2008841
Entity Address, Address Line One	3M Center, Building 275-6W2510 Conway Avenue East
Entity Address, City or Town	Maplewood
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55144
City Area Code	651
Local Phone Number	733-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SOLV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001964738